DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Derivatives Fair Value [Line Items]
Contract/ notional amount	£ 2,075,682	£ 2,623,228
Fair value assets	8,341	8,494
Fair value liabilities	8,228	9,831
The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,568,882	2,036,941
Fair value assets	7,667	7,377
Fair value liabilities	7,638	8,802
The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	506,800	586,287
Fair value assets	674	1,117
Fair value liabilities	590	1,029
The Bank
Derivatives Fair Value [Line Items]
Contract/ notional amount	2,194,203	2,805,976
Fair value assets	12,595	13,638
Fair value liabilities	11,072	14,211
The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	2,042,168	2,607,531
Fair value assets	12,353	13,431
Fair value liabilities	10,783	13,944
The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	152,035	198,445
Fair value assets	242	207
Fair value liabilities	289	267
Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	162,382	168,652
Fair value assets	1,674	1,465
Fair value liabilities	1,774	2,643
Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	182,745	193,603
Fair value assets	1,951	1,564
Fair value liabilities	2,043	2,880
Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,401,088	1,860,405
Fair value assets	5,927	5,857
Fair value liabilities	5,486	5,765
Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,854,013	2,408,942
Fair value assets	10,343	11,793
Fair value liabilities	8,641	10,867
Credit derivatives | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5,362	7,546
Fair value assets	65	39
Fair value liabilities	120	99
Equity and other contracts | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	50	338
Fair value assets	1	16
Fair value liabilities	258	295
Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	185,994	160,976
Fair value assets	347	704
Fair value liabilities	255	229
Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	58,066	66,867
Fair value assets	228	161
Fair value liabilities	221	213
Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	320,806	425,311
Fair value assets	327	413
Fair value liabilities	335	800
Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	93,969	131,578
Fair value assets	14	46
Fair value liabilities	68	54
Spot, forwards and futures | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	15,055	11,066
Fair value assets	360	272
Fair value liabilities	124	142
Spot, forwards and futures | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	14,117	8,564
Fair value assets	268	154
Fair value liabilities	83	123
Currency swaps | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	147,303	156,224
Fair value assets	1,314	1,184
Fair value liabilities	1,650	2,492
Currency swaps | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	168,605	183,675
Fair value assets	1,683	1,401
Fair value liabilities	1,960	2,748
Currency swaps | Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	36	34
Fair value assets	11	8
Fair value liabilities	0	0
Currency swaps | Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	36	34
Fair value assets	11	8
Fair value liabilities	0	0
Currency swaps | Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	4,030	7,593
Fair value assets	37	70
Fair value liabilities	73	64
Currency swaps | Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	616	1,101
Fair value assets	3	37
Fair value liabilities	26	19
Options purchased | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	12	681
Fair value assets	0	9
Fair value liabilities	0	0
Options purchased | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	12	682
Fair value assets	0	9
Fair value liabilities	0	0
Options purchased | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	3,745	4,124
Fair value assets	55	77
Fair value liabilities	0	0
Options purchased | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	3,824	4,176
Fair value assets	56	78
Fair value liabilities	0	0
Options written | Exchange rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	12	681
Fair value assets	0	0
Fair value liabilities	0	9
Options written | Exchange rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	11	682
Fair value assets	0	0
Fair value liabilities	0	9
Options written | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	3,064	3,682
Fair value assets	0	0
Fair value liabilities	62	78
Options written | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	3,025	3,697
Fair value assets	0	0
Fair value liabilities	75	89
Interest rate swaps | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,312,974	1,822,407
Fair value assets	5,872	5,779
Fair value liabilities	5,421	5,685
Interest rate swaps | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	1,762,919	2,370,877
Fair value assets	10,287	11,714
Fair value liabilities	8,562	10,776
Interest rate swaps | Fair value hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	185,958	160,942
Fair value assets	336	696
Fair value liabilities	255	229
Interest rate swaps | Fair value hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	58,030	66,833
Fair value assets	217	153
Fair value liabilities	221	213
Interest rate swaps | Cash flow hedges | The Group | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	316,776	417,718
Fair value assets	290	343
Fair value liabilities	262	736
Interest rate swaps | Cash flow hedges | The Bank | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount	93,353	130,477
Fair value assets	11	9
Fair value liabilities	42	35
Forward rate agreements | Interest rate contracts: | The Group | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	81,305	30,192
Fair value assets	0	1
Fair value liabilities	3	2
Forward rate agreements | Interest rate contracts: | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	84,245	30,192
Fair value assets	0	1
Fair value liabilities	4	2
Credit derivatives | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	5,407	4,618
Fair value assets	59	59
Fair value liabilities	99	182
Equity and other contracts | The Bank | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount	3	368
Fair value assets	0	15
Fair value liabilities	£ 0	£ 15